COMMITMENTS AND CONTINGENCIES - LOSS ON CONTINGENCIES (Details)				1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 San Diego Gas and Electric Company [Member] USD ($)	Dec. 31, 2014 Southern California Gas Company [Member] USD ($)	Apr. 30, 2010 Loss from Catastrophes [Member] San Diego Gas and Electric Company [Member] USD ($)	Dec. 31, 2014 Loss from Catastrophes [Member] San Diego Gas and Electric Company [Member] USD ($)	Dec. 31, 2014 Liberty Gas Storage Litigation [Member] USD ($)	Dec. 31, 2014 HMRC VAT Claim [Member] Parent Company [Member] GBP (£)	Dec. 31, 2014 Sunrise Powerlink Construction [Member] San Diego Gas and Electric Company [Member] USD ($)	Dec. 31, 2014 Sunrise San Diego County Mechanics Lien [Member] San Diego Gas and Electric Company [Member] USD ($)	Dec. 31, 2014 Sunrise Imperial County Mechanics Lien [Member] San Diego Gas and Electric Company [Member] USD ($)	Dec. 31, 2014 Rim Rock [Member] San Diego Gas and Electric Company [Member] USD ($)
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value	$ 68,000,000	$ 49,000,000	$ 12,000,000
Payments for Legal Settlements in April 2010, CPUC Proceedings				14,750,000
Litigation Settlement Amount, Gross, Recovered From Third Parties					824,000,000
Claims Payments By Insurers To All Claimants					1,600,000,000
Percentage of Total Claims to be Paid by Company					57.50%
Liability Insurance Coverage, Maximum		1,100,000,000
Loss Contingency, Monetary Damages Sought						56,700,000
Loss Contingency, Counterclaim Minimum						215,000,000
Payments For Legal Settlements In Excess Of Recovered Amounts					483,000,000
VAT Tax Claim Amount							86,000,000
Regulatory Assets Arising From Wildfire Litigation Costs					373,000,000
Portion of Regulatory Assets Arising From Wildfire Litigation Related To CPUC-Regulated Operations					366,000,000
Potential After-Tax Earnings Impact					217,000,000
Fixed Fee Contract Amount								456,000,000
Unbilled Change Orders								180,000,000	99,000,000	81,000,000
Estimated Tax Equity Investment											285,000,000
Total Settled Claims					1,300,000,000			65,000,000
Total Remaining Settlement Demands					$ 60,000,000
Loss Contingency Number Of Plaintiffs					6,500
Loss Contingency, Number Of Claims					19,000
Loss Contingency, Number Of Remaining Cases					5
Loss Contingency, Number Of Cases Scheduled For Trial					4